Finance and operating leases - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Leases for terms	5 years
Depreciation of equipment under finance leases	$ 13,684	$ 16,806
Minimum
Lessee, Lease, Description [Line Items]
Finance and operating leases, term of contract	1 year
Maximum
Lessee, Lease, Description [Line Items]
Finance and operating leases, term of contract	15 years